Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Related party transactions
Interest income	€ 63.0	€ 40.0
Contributions to defined benefit pension	23.0	26.0
Dividends	1,367.0	1,381.0
Associates
Related party transactions
Sales of goods and services	11.0	15.0
Purchase of goods and services	2.0	3.0
Trade balances owed (by )	9.0		€ 19.0
Trade balances owed (to)	1.0		1.0
Joint arrangements
Related party transactions
Sales of goods and services	158.0	133.0
Purchase of goods and services	362.0	392.0
Interest income	25.0	26.0
Interest expense	144.0	109.0
Trade balances owed (by )	208.0		190.0
Trade balances owed (to)	359.0		379.0
Other balances owed by	1,386.0		1,105.0
Other balances owed to	5,349.0		€ 4,940.0
Board members and executive committee members
Related party transactions
Dividends	€ 0.8	€ 1.0